Xtrackers US 0-1 Year Treasury ETF Investment Objectives and Goals - Xtrackers US 0-1 Year Treasury ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers US 0-1 Year Treasury ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index.